Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Prepaid Expenses And Other Current Assets [Line Items]
Deposits to search engine service providers	¥ 170,403		¥ 93,374	¥ 83,463
Prepayments to suppliers	96,839		53,605	10,513
Advances to employees	12,372		14,617	3,451
Prepaid rental and other deposits	12,598		10,846	7,219
Penalty receivable from customer	257		15,676
Receivables in connection with exercise of option from agents	2,565
Others	11,058		1,622	741
Prepayments and other current assets	¥ 306,092	$ 47,045	¥ 189,740	¥ 105,387